Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and cash equivalents classification when acquired, maximum maturity period	3 months
Marketable securities
Marketable securities classification, minimum holding period for classification as non-current	1 year
Finite Lived Intangible Assets
Asset retirement obligation liability	$ 90	$ 86
Advertising and merchandising expense	423	482	518
Research, development and related expenses	1,715	1,634	1,570
Research and development expense	1,150	1,079	1,036
Deferred tax assets valuation allowance	$ 23	$ 29
Maximum
Finite Lived Intangible Assets
Intangible assets useful life	20 years
Minimum
Finite Lived Intangible Assets
Intangible assets useful life	1 year
Buildings and improvements | Maximum
Property, plant and equipment - at cost
Estimated useful life	40 years
Estimated useful life, majority of the assets	40 years
Buildings and improvements | Minimum
Property, plant and equipment - at cost
Estimated useful life	10 years
Estimated useful life, majority of the assets	20 years
Machinery and equipment | Maximum
Property, plant and equipment - at cost
Estimated useful life	15 years
Estimated useful life, majority of the assets	10 years
Machinery and equipment | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years
Estimated useful life, majority of the assets	5 years
Internal use software | Maximum
Property, plant and equipment - at cost
Estimated useful life	7 years
Internal use software | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years